FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Troob Capital Management (Offshore) LLC
Address:  777 Westchester Avenue, Suite 203
          White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas Troob
Title:    Managing Member
Phone:    (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

May 3, 2005
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $122,967(thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/05                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    2,558     552,260   SH          SOLE             552,260   -     -
BE Aerospace, Inc.               COM              073302101    4,000     333,342   SH          SOLE             333,342   -     -
Bowater Inc.                     COM              102183900      195       1,733   SH  CALL    SOLE               1,733   -     -
Calpine Corp.                    COM              131347106      968     345,770   SH          SOLE             345,770   -     -
Central Freight Lines, Inc.      COM              153491105      352      98,830   SH          SOLE              98,830   -     -
Charter Communications Inc D     CL A             16117M107    1,626   1,015,974   SH          SOLE            1,015,974  -     -
Comcast Corp New                 CL A             20030N101    7,057     208,925   SH          SOLE             208,925   -     -
Crown Holdings Inc               COM              228368906      372       1,458   SH  CALL    SOLE               1,458   -     -
Crown Holdings Inc               COM              228368106   11,693     751,473   SH          SOLE             751,473   -     -
Dynegy Inc New                   COM              26816Q901      164       4,373   SH  CALL    SOLE               4,373   -     -
General Motors Corp              COM              370442955    1,328       2,766   SH  PUT     SOLE               2,766   -     -
General Motors Corp              COM              370442955      295         662   SH  PUT     SOLE                 662   -     -
General Motors Corp              COM              370442105    6,648     226,203   SH          SOLE             226,203   -     -
Georgia-Pacific Corp.            COM              373298108   10,245     288,680   SH          SOLE             288,680   -     -
Goodyear Tire & Rubber Co        COM              382550101    1,364     102,173   SH          SOLE             102,173   -     -
Grey Wolf Inc                    COM              397888108      896     136,200   SH          SOLE             136,200   -     -
IShares Trust                    RUSSELL 2000     464287955      795       2,483   SH  PUT     SOLE               2,483   -     -
Longs Drug Stores Corp           COM              543162951       20       1,574   SH  PUT     SOLE               1,574   -     -
Lyondell Chemical Co             COM              552078907      740       2,621   SH  CALL    SOLE               2,621   -     -
Lyondell Chemical Co             COM              552078107    2,252      80,665   SH          SOLE              80,665   -     -
Methanex Corp.                   COM              59151K108    8,045     414,037   SH          SOLE             414,037   -     -
Mosaic Company                   COM              61945A107    2,466     144,544   SH          SOLE             144,544   -     -
NationsHealth Inc                W EXP 08/24/2007 63860C118      757     508,384   SH          SOLE             508,384   -     -
Northwest Airlines Corp          CL A             667280101    3,811     569,706   SH          SOLE             569,706   -     -
Parker Drilling Co.              COM              701081101    7,643   1,329,134   SH          SOLE            1,329,134  -     -
Payless Shoesource Inc           COM              904379906    1,759       3,703   SH  CALL    SOLE               3,703   -     -
Polyone Corp                     COM              73179P106    1,753     197,441   SH          SOLE             197,441   -     -
Primedia Inc                     COM              74157K101    2,085     479,262   SH          SOLE             479,262   -     -
Primewest Energy Trust           TRUST UNIT NEW   741930309    3,711     154,945   SH          SOLE             154,945   -     -
Provident Energy Trust           TR UNIT          74386K104    4,212     425,546   SH          SOLE             425,546   -     -
Reliant Energy Inc               COM              75952B105    3,783     332,396   SH          SOLE             332,396   -     -
Rock-Tenn Company                CL A             772739207    1,833     137,850   SH          SOLE             137,850   -     -
Smurfit-Stone Container Corp     COM              832727101    5,715     369,450   SH          SOLE             369,450   -     -
SPDR Trust                       UNIT SER 1       78462F103    3,763      31,900   SH          SOLE              31,900   -     -
Tenet Healthcare Corp            COM              88033G900      440       1,630   SH  CALL    SOLE               1,630   -     -
Tenet Healthcare Corp            COM              88033G900    1,047       7,755   SH  CALL    SOLE               7,755   -     -
United Rentals Inc               COM              911363109    7,940     392,871   SH          SOLE             392,871   -     -
US Steel Corp New                COM              912909958      182       1,210   SH  PUT     SOLE               1,210   -     -
Weyerhaeuser Co                  COM              962166104    7,837     114,416   SH          SOLE             114,416   -     -
Young Broadcasting Inc           CL A             987434107      618      71,562   SH          SOLE              71,562   -     -

                                              Value Total   $122,967

                                              Entry Total:        40
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